CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS’ DEFICIT (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Series E Convertible Preferred Stock [Member]
Payments of temporary equity issuance costs	$ 819